Property, Plant and Equipment, Net - Summary of Changes in Cost of Property Plant and Equipment (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance		$ 1,662.7
Additions	$ 300.5	352.6
Ending balance	1,662.7	1,029.9
Freehold Land [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance		7.1
Ending balance	7.1	4.7
Buildings [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance		53.6
Ending balance	53.6	361.5
Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance		765.2
Ending balance	765.2	475.1
Computer Hardware [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance		5.8
Ending balance	5.8	4.7
Right-of-use assets [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance		6.4
Ending balance	6.4	3.8
Property under construction [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance		824.6
Ending balance	824.6	180.1
Gross carrying amount [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1,930.3	2,323.1
Additions	270.4	317.8
Transfers	0.1	0.0
Disposals	(9.1)	(7.4)
Foreign exchange	131.4	(112.8)
Ending balance	2,323.1	2,520.7
Gross carrying amount [member] | Freehold Land [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.7	7.1
Additions	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.4	(0.4)
Ending balance	7.1	6.7
Gross carrying amount [member] | Buildings [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	91.0	98.0
Additions	0.0	0.0
Transfers	1.3	466.5
Disposals	(0.1)	(0.2)
Foreign exchange	5.8	(7.9)
Ending balance	98.0	556.4
Gross carrying amount [member] | Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1,181.0	1,376.6
Additions	11.5	8.7
Transfers	111.9	390.4
Disposals	(7.4)	(7.2)
Foreign exchange	79.6	(71.6)
Ending balance	1,376.6	1,696.9
Gross carrying amount [member] | Computer Hardware [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	5.6	8.2
Additions	0.0	0.0
Transfers	2.2	2.4
Disposals	0.0	0.0
Foreign exchange	0.4	(0.5)
Ending balance	8.2	10.1
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	7.7	8.6
Additions	0.0	0.0
Transfers	0.4	0.0
Disposals	0.0	0.0
Foreign exchange	0.5	(0.4)
Ending balance	8.6	8.2
Gross carrying amount [member] | Property under construction [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	638.3	824.6
Additions	258.9	309.1
Transfers	(115.7)	(859.3)	$ 859.3
Disposals	(1.6)	0.0
Foreign exchange	44.7	(32.0)
Ending balance	$ 824.6	$ 242.4